JPMorgan Trust II

270 Park Avenue

New York, New York 10017

July 5, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of
the funds (the “Funds”) and share classes
listed on Appendix A hereto
File No. 811-4236 and 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 134 (Amendment No. 135 under the Investment Company Act of 1940) filed electronically on June 29, 2011.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary

Appendix A

Fund Name	Share Class(es)
JPMorgan Liquid Assets Money Market Fund	Capital, Agency, Investor, Service, E*Trade
JPMorgan Municipal Money Market Fund	Agency, Service, E*Trade
JPMorgan Michigan Municipal Money Market Fund	Reserve
JPMorgan Ohio Municipal Money Market Fund	Reserve, Service
JPMorgan U.S. Government Money Market Fund	Capital, Direct, Agency, Investor, Service
JPMorgan U.S. Treasury Plus Money Market Fund	Investor, Agency, Direct, Service